SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation by Loan (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 17, 2019	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Beginning of period		$ 100,706	$ 95,605
Proceeds from debt agreements		60,000	35,000
Principal payments on debt		(57,225)	(15,607)
Royal Gold loan repayment			(20,000)
Capitalized loan fee		(2,614)	(340)
Lease		2,139	1,899
Accretion of debt		3,763	4,149
End of period		106,769	100,706
Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Beginning of period		0	147
Proceeds from debt agreements		0	0
Principal payments on debt		0	(147)
Royal Gold loan repayment			0
Capitalized loan fee		0	0
Lease		0	0
Accretion of debt		0	0
End of period		0	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning of period		1,683	1,498
Proceeds from debt agreements		0	0
Principal payments on debt		(1,441)	(1,714)
Royal Gold loan repayment			0
Capitalized loan fee		0	0
Lease		2,139	1,899
Accretion of debt		0	0
End of period		2,381	1,683
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Beginning of period		19,935	9,559
Proceeds from debt agreements	$ 15,000	0	15,000
Principal payments on debt		(20,277)	(4,723)
Royal Gold loan repayment			0
Capitalized loan fee		0	0
Lease		0	0
Accretion of debt		342	99
End of period		0	19,935
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Beginning of period		17,700	0
Proceeds from debt agreements		0	20,000
Principal payments on debt		(18,000)	(1,999)
Royal Gold loan repayment			0
Capitalized loan fee		0	(340)
Lease		0	0
Accretion of debt		300	39
End of period		$ 0	17,700
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%
Beginning of period		$ 16,776	23,069
Proceeds from debt agreements		0	0
Principal payments on debt		(17,507)	(7,024)
Royal Gold loan repayment			0
Capitalized loan fee		0	0
Lease		0	0
Accretion of debt		731	731
End of period		$ 0	16,776
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%			7.00%
Beginning of period		$ 44,612	42,515
Proceeds from debt agreements		0	0
Principal payments on debt		0	0
Royal Gold loan repayment			0
Capitalized loan fee		0	0
Lease		0	0
Accretion of debt		2,390	2,097
End of period		47,002	44,612
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Beginning of period		0	18,817
Proceeds from debt agreements		0	0
Principal payments on debt		0	0
Royal Gold loan repayment		0	(20,000)
Capitalized loan fee		0	0
Lease		0	0
Accretion of debt		0	1,183
End of period		0	0
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.50%
Beginning of period		0	0
Proceeds from debt agreements		60,000	0
Principal payments on debt		0	0
Capitalized loan fee		(2,614)	0
Lease		0	0
Accretion of debt		0	0
End of period		$ 57,386	$ 0